Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current assets:
Cash	$ 1,448,474	$ 598,294
Prepayments and other current assets	96,751	121,587
Total current assets	1,545,225	719,881
Fixed assets, net	1,885,087	547,804
Intangible assets	20,000	20,000
Total Assets	3,450,312	1,287,685
Current liabilities:
Accounts payable	44,395	154,361
Accrued expenses	122,624	54,789
Conversion feature liability	126,927	137,177
Total current liabilities	293,946	346,327
Commitments and contingencies
Redeemable convertible preferred stock, $0.01 par value, 1,000,000 shares authorized; 168 shares issued and outstanding ($168,496 aggregate liquidation value)	168,496	168,496
Stockholders’ equity:
Common stock, $0.01 par value, 100,000,000 shares authorized; 25,983,461 and 22,047,531 shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	259,834	220,475
Common stock to be issued	0	9,375
Additional paid-in capital	7,508,989	2,730,770
Accumulated deficit	(4,780,953)	(2,187,758)
Total stockholders’ equity	2,987,870	772,862
Total liabilities and stockholders’ equity	$ 3,450,312	$ 1,287,685